SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING ACTIVITIES (Supplemental Disclosures Of Non Cash Investing And Financing Activities Schedule Of Cash Flow Supplemental Disclosures Table) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sale of CES Business [Member]
Other Significant Non-cash Transactions[Line Items]
Reduction of notes payable	$ 0	$ 1,096
Offset of Receivable from Related Party [Member]
Other Significant Non-cash Transactions[Line Items]
Reduction of notes payable	$ 379	$ 0